T. ROWE PRICE Short-Term Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  19.8%
Car Loan  5.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 305 306
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,974
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 141 143
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 155 158
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,063 1,072
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 1,166 1,171
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,654
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 3,744 3,772
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,073
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,466
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 1,553 1,557
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,179
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,589
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,351

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,681
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 416
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,563
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,667
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,149
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 177 175
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,803 12,745
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,033
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 4,013 4,039
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 4,760 4,790
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,263
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,130
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  3,505 3,512
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 494
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,585 1,590

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  5,690 5,712
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,224
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,510 1,523
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  3,670 3,702
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,465
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,581
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,682
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,006
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,343
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,425
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 4,342 4,405
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 7,718 7,777
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 6,508 6,542
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 2,460 2,479
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,274

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 629
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 987
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 745 755
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,537 1,553
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 2,487 2,523
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 1,656 1,672
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 2,002 2,022
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,440 1,444
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,945 1,951
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 1,309 1,298
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 6,111 6,089
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  9,537 9,480
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 15,050 15,031
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  3,467 3,440
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,672

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,729
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,716 1,730
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 1,264 1,274
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 585 589
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 1,912 1,923
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 672
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 551 557
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 5,900 5,968
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,195
235,035
Other Asset-Backed Securities  13.6%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,990 4,012
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 4,190 4,218
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.225%, 7/20/31 (1) 1,146 1,146
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 7/20/31 (1) 600 600
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,898
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 7,045 7,051

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 12,049 11,597
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 2,466 2,485
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,015
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 5.485%, 4/20/36 (1) 4,305 4,314
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.385%, 5/17/31 (1) 5,600 5,600
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.735%, 5/17/31 (1) 6,065 6,068
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.302%, 1/17/33 (1) 17,167 17,167
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.222%, 1/17/33 (1) 4,035 4,037
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 7/15/34 (1) 3,540 3,546
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 4,012 4,027
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 1,330 1,347
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.411%, 11/15/30 (1) 4,426 4,428
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.508%, 10/25/30 (1) 3,448 3,454
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.329%, 4/18/35 (1) 9,730 9,721
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,408 1,392

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.768%, 4/15/30 (1) 3,710 3,719
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.118%, 4/15/30 (1) 7,815 7,822
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.325%, 10/21/31 (1) 8,874 8,871
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.625%, 10/21/31 (1) 3,685 3,617
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 480 481
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 992
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 9,158
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 830
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,208
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 640
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,484
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 518
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,765
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,727
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 470

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 4,269 4,260
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 4,699 4,645
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 7/17/34 (1) 9,455 9,474
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 952 940
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,228 1,269
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,668 1,723
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,834
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,477
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.409%, 7/23/32 (1) 1,704 1,704
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.719%, 7/23/32 (1) 5,430 5,438
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.969%, 7/23/32 (1) 6,935 6,946
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.375%, 10/20/32 (1) 5,674 5,674
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.725%, 10/20/32 (1) 13,575 13,594
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.729%, 10/18/33 (1) 11,805 11,813
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.889%, 4/23/36 (1) 1,655 1,663

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 1,175 1,214
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 11,725 11,617
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 11,616 11,581
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,000 2,992
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,950 7,637
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,367 3,124
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 267 264
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 549 543
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 421 413
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 764 757
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 4,030 4,132
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 752 776
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 2,510 2,545
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 4,231 4,286
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 3,381 3,383

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,323
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,450
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,089
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,391
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,036
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,597
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 6,228 6,024
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 125 122
KKR
Series 18, Class A12R, CLO, FRN
3M TSFR + 1.05%, 10/18/35 (1)(2) 18,615 18,615
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.469%, 11/21/30 (1) 6,227 6,228
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.545%, 7/27/31 (1) 5,878 5,883
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.125%, 7/27/31 (1) 7,810 7,811
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.375%, 10/20/29 (1) 5,240 5,243
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.608%, 10/15/32 (1) 13,756 13,760
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.487%, 4/20/32 (1) 745 747

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 11,466 11,470
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.359%, 7/23/32 (1) 7,477 7,477
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 4/20/33 (1) 2,406 2,408
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,406
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 450 441
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 259 248
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 4,572 4,620
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 753 772
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 429 439
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 16,575 16,523
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 3,410 3,418
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 10/20/30 (1) 3,518 3,519
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.383%, 2/14/31 (1) 11,495 11,500
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.043%, 2/14/31 (1) 3,002 3,003
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.583%, 2/14/31 (1) 4,500 4,504

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 2,351 2,351
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,715
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,596
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 527
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,700 1,706
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,684
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.53%, 7/30/37 (1) 4,450 4,461
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 6.08%, 7/30/37 (1) 8,115 8,116
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.475%, 1/20/31 (1) 1,860 1,861
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 379 381
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,507
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,606
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 12,871 12,875
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.968%, 7/25/31 (1) 13,080 13,121
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 2,685 2,692

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,608
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 6,015 6,173
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 2,579 2,602
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 1,360 1,362
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.789%, 7/15/33 (1) 3,855 3,848
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.218%, 1/15/34 (1) 2,520 2,518
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.667%, 4/20/33 (1) 3,193 3,195
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.525%, 10/20/30 (1) 1,148 1,148
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 4/15/31 (1) 1,222 1,222
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/31 (1) 6,280 6,287
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 2,725 2,731
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 8,443 8,446
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $7,743 (3)(4) 7,743 7,743
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,398 3,419
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,317

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 2,887 2,890
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 6.025%, 1/20/32 (1) 2,515 2,520
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.648%, 1/25/34 (1) 11,805 11,820
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 1/25/35 (1) 11,690 11,677
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,892 2,942
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,226 1,247
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  8,440 8,457
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.118%, 10/15/31 (1) 10,460 10,477
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 4/20/34 (1) 9,235 9,251
631,309
Student Loan  1.0%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 2,248 2,169
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 694 690
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 1,841 1,802
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 3,109 3,017
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,266 1,210
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 8,640 8,258

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,327 1,256
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,459 1,375
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 887 832
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 722 683
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.784%, 3/22/32  1,509 1,480
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.177%, 3/26/68 (1) 1,033 1,030
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 5,361 5,015
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,810 1,716
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 5.198%, 1/15/37 (1) 2,148 2,145
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 945 896
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 3,622 3,421
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 4,886 4,596
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,728 3,804
45,395

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 4,945 5,010
5,010
Total Asset-Backed Securities
(Cost $910,777) 916,749
CORPORATE BONDS  41.4%
FINANCIAL INSTITUTIONS  11.7%
Banking  6.8%
American Express, VR, 4.731%, 4/25/29 (5) 5,340 5,425
American Express, VR, 5.043%, 7/26/28 (5) 4,305 4,376
American Express, VR, 5.098%, 2/16/28 (5) 2,625 2,655
American Express, VR, 5.532%, 4/25/30 (5) 5,175 5,396
Banco Santander, VR, 5.552%, 3/14/28 (5) 4,000 4,071
Bank of America, VR, 1.734%, 7/22/27 (5) 5,125 5,009
Bank of America, VR, 4.623%, 5/9/29 (5) 9,115 9,204
Bank of America, VR, 5.08%, 1/20/27 (5) 3,965 3,981
Bank of New York Mellon, VR, 4.729%, 4/20/29 (5) 6,635 6,746
Bank of New York Mellon, VR, 4.947%, 4/26/27 (5) 6,805 6,838
Banque Federative du Credit Mutuel , 4.935%, 1/26/26 (1) 4,965 4,974
Barclays, VR, 4.476%, 11/11/29 (5) 3,745 3,732
Barclays, VR, 5.086%, 2/25/29 (5) 6,705 6,803
Barclays, VR, 7.325%, 11/2/26 (5) 4,915 4,935
BNP Paribas, VR, 4.792%, 5/9/29 (1)(5) 11,255 11,353
CaixaBank , VR, 6.684%, 9/13/27 (1)(5) 6,125 6,270
Capital One Financial, VR, 6.312%, 6/8/29 (5) 3,000 3,149
Capital One Financial, VR, 7.149%, 10/29/27 (5) 2,860 2,947
Citigroup, VR, 5.174%, 2/13/30 (5) 4,635 4,752
Credit Agricole , VR, 5.222%, 5/27/31 (1)(5) 4,470 4,570
Credit Agricole , VR, 5.23%, 1/9/29 (1)(5) 6,930 7,036
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 4,555 4,592
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 4,760 4,845
Danske Bank, VR, 6.259%, 9/22/26 (1)(5) 3,080 3,081
Goldman Sachs Group, VR, 4.482%, 8/23/28 (5) 4,835 4,858
Goldman Sachs Group, VR, 4.937%, 4/23/28 (5) 12,485 12,605
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 6,975 7,186
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 6,005 6,089
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 6,740 6,842
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 6,410 6,540
ING Groep , VR, 4.858%, 3/25/29 (5) 6,845 6,947

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, FRN, SOFR + 0.885%, 5.249%, 4/22/27  5,480 5,495
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 4,820 4,890
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 4,620 4,670
JPMorgan Chase, VR, 5.103%, 4/22/31 (5) 5,305 5,474
Lloyds Banking Group, VR, 5.462%, 1/5/28 (5) 4,660 4,724
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (5) 5,255 5,296
Morgan Stanley, VR, 4.994%, 4/12/29 (5) 6,780 6,906
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 6,730 6,739
Northern Trust, 3.95%, 10/30/25  4,035 4,030
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 7,035 7,038
Santander Holdings USA, VR, 2.49%, 1/6/28 (5) 5,540 5,402
Santander Holdings USA, VR, 6.124%, 5/31/27 (5) 980 990
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (5) 2,595 2,540
Societe Generale , VR, 5.249%, 5/22/29 (1)(5) 8,440 8,559
Societe Generale , VR, 5.519%, 1/19/28 (1)(5) 6,811 6,894
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,930
Standard Chartered, VR, 5.688%, 5/14/28 (1)(5) 4,780 4,883
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 7,145 7,193
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 4,020 4,025
UBS Group, VR, 1.494%, 8/10/27 (1)(5) 3,200 3,112
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 6,100 6,263
Wells Fargo, VR, 4.97%, 4/23/29 (5) 18,395 18,742
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (5) 8,725 8,794
313,396
Brokerage Asset Managers Exchanges  0.7%
Charles Schwab, 2.45%, 3/3/27  11,128 10,871
Intercontinental Exchange, 3.625%, 9/1/28  4,820 4,755
LPL Holdings, 4.625%, 11/15/27 (1) 1,340 1,337
LPL Holdings, 4.90%, 4/3/28  2,960 2,999
LPL Holdings, 5.70%, 5/20/27  8,115 8,270
LPL Holdings, 6.75%, 11/17/28  2,275 2,430
Nasdaq, 5.35%, 6/28/28  2,440 2,518
33,180
Finance Companies  0.8%
AerCap Ireland Capital, 6.10%, 1/15/27  2,160 2,206
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,553
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 3,687 3,644
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,968
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,303
GATX, 3.25%, 9/15/26  3,544 3,498
GATX, 3.85%, 3/30/27  1,932 1,915
GATX, 5.40%, 3/15/27  4,745 4,811
34,898

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  3.3%
Aspen Insurance Holdings, 5.75%, 7/1/30  3,015 3,132
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,311
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,276
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,820
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,643
Brown & Brown, 4.70%, 6/23/28  2,575 2,601
Centene , 4.625%, 12/15/29  20,000 19,129
CNO Global Funding, 1.75%, 10/7/26 (1) 10,627 10,325
CNO Global Funding, 4.875%, 12/10/27 (1) 2,586 2,622
Corebridge Global Funding, 4.25%, 8/21/28 (1) 4,710 4,723
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,498
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,366
Elevance Health, 5.35%, 10/15/25  2,325 2,325
Equitable America Global Funding, 4.65%, 6/9/28 (1) 5,545 5,602
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 2,034
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,505
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 10,060 10,446
GA Global Funding Trust, 5.40%, 1/13/30 (1)(6) 6,415 6,627
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 3,540 3,645
Highmark, 1.45%, 5/10/26 (1) 295 289
Humana, 5.75%, 3/1/28  2,290 2,365
Humana, 5.75%, 12/1/28  5,742 5,982
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 5,200 5,241
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 4,325 4,420
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,580
Marsh & McLennan, 4.55%, 11/8/27  8,560 8,654
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 3,582 3,605
Reinsurance Group of America, 3.95%, 9/15/26  5,184 5,164
RGA Global Funding, 4.35%, 8/25/28 (1) 7,545 7,556
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 3,275 3,327
154,813
Real Estate Investment Trusts  0.1%
Kilroy Realty, 4.375%, 10/1/25  2,355 2,354
Prologis, 3.875%, 9/15/28  2,215 2,199
Realty Income, 5.05%, 1/13/26  1,780 1,780
6,333
Total Financial Institutions 542,620
INDUSTRIAL  26.8%
Basic Industry  0.7%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 5,005
Celanese U.S. Holdings, 6.665%, 7/15/27  3,274 3,356

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FMC, 3.45%, 10/1/29  4,977 4,702
LYB International Finance III, 1.25%, 10/1/25  5,631 5,613
Nutrien , 4.90%, 3/27/28  2,955 3,004
POSCO, 5.625%, 1/17/26 (1) 6,020 6,049
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,425
33,154
Capital Goods  2.1%
Amphenol, 4.75%, 3/30/26  9,211 9,225
Amrize Finance U.S., 4.70%, 4/7/28 (1) 6,565 6,648
Amrize Finance U.S., 4.95%, 4/7/30 (1) 2,415 2,456
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,539
Boeing, 2.196%, 2/4/26  3,925 3,886
Boeing, 3.20%, 3/1/29  4,995 4,788
Boeing, 6.259%, 5/1/27  9,763 10,054
Fortive , 3.15%, 6/15/26  6,418 6,359
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,892
Mohawk Industries, 5.85%, 9/18/28  2,853 2,980
Northrop Grumman, 3.25%, 1/15/28  1,390 1,364
Owens Corning, 3.40%, 8/15/26  3,093 3,071
Owens Corning, 5.50%, 6/15/27  4,210 4,295
Regal Rexnord, 6.05%, 2/15/26  13,934 14,000
Regal Rexnord, 6.05%, 4/15/28  6,701 6,928
Republic Services, 0.875%, 11/15/25  1,566 1,553
RTX, 6.70%, 8/1/28  879 929
RTX, 7.00%, 11/1/28  3,456 3,699
Waste Management, 3.875%, 1/15/29  9,705 9,597
99,263
Communications  3.3%
American Tower, 1.60%, 4/15/26  11,099 10,897
American Tower, 3.55%, 7/15/27  4,480 4,427
AT&T, 4.10%, 2/15/28  2,395 2,388
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,061
Comcast, 4.15%, 10/15/28  2,785 2,793
Cox Communications, 3.35%, 9/15/26 (1) 2,825 2,791
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,525
Crown Castle, 1.05%, 7/15/26  9,140 8,880
Crown Castle, 2.90%, 3/15/27  7,465 7,312
Crown Castle, 4.30%, 2/15/29  945 941
Crown Castle, 4.45%, 2/15/26  4,475 4,471
Crown Castle, 4.80%, 9/1/28  4,700 4,756
Crown Castle, 5.00%, 1/11/28  3,330 3,377
Crown Castle, 5.60%, 6/1/29  3,540 3,677
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 2,050
KT, 4.125%, 2/2/28 (1)(6) 5,350 5,334

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NTT Finance, 4.62%, 7/16/28 (1) 4,405 4,453
Omnicom Group, 3.60%, 4/15/26  2,060 2,046
Rogers Communications, 3.20%, 3/15/27  9,100 8,951
Rogers Communications, 5.00%, 2/15/29  11,825 12,052
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 4,907
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,195
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,405
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,801
T-Mobile USA, 2.625%, 4/15/26  2,755 2,724
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,113
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,076
Verizon Communications, 2.10%, 3/22/28  10,164 9,682
154,085
Consumer Cyclical  5.4%
American Honda Finance, 5.65%, 11/15/28  8,055 8,402
AutoZone, 5.125%, 6/15/30  5,080 5,239
BMW U.S. Capital, 4.60%, 8/13/27 (1) 11,810 11,922
CBRE Services, 4.80%, 6/15/30  2,485 2,522
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 5,380 5,388
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,236
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,278
Darden Restaurants, 4.35%, 10/15/27  6,645 6,669
Dollar General, 3.875%, 4/15/27 (6) 2,255 2,243
Dollar General, 4.125%, 5/1/28  7,688 7,654
Dollar General, 4.625%, 11/1/27  6,000 6,040
Dollar General, 5.20%, 7/5/28  4,099 4,197
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,657
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,885
Ford Motor Credit, 5.918%, 3/20/28  3,560 3,616
General Motors, 5.35%, 4/15/28 (6) 3,385 3,443
General Motors Financial, 5.05%, 4/4/28  9,395 9,544
General Motors Financial, 5.35%, 7/15/27  7,510 7,641
General Motors Financial, 5.40%, 4/6/26  3,685 3,702
General Motors Financial, 5.40%, 5/8/27  4,756 4,836
Hyundai Capital America, 4.85%, 3/25/27 (1) 5,330 5,370
Hyundai Capital America, 4.875%, 6/23/27 (1)(6) 4,785 4,822
Hyundai Capital America, 5.00%, 1/7/28 (1) 5,565 5,638
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,466
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,289
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,422
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,107
Lowe's, 3.35%, 4/1/27  2,275 2,248
Lowe's, 4.80%, 4/1/26  4,745 4,754

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, Series R, 3.125%, 6/15/26  9,676 9,585
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 2,305 2,312
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,546
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,617
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,051
Ross Stores, 0.875%, 4/15/26  9,068 8,856
Starbucks, 2.00%, 3/12/27  1,900 1,841
Starbucks, 4.00%, 11/15/28  4,793 4,786
Starbucks, 4.75%, 2/15/26  5,815 5,823
Uber Technologies, 4.50%, 8/15/29 (1) 10,995 10,970
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,361
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1)(6) 3,770 3,819
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,518
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,551
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,594
251,460
Consumer Non-Cyclical  5.8%
Altria Group, 2.625%, 9/16/26  5,137 5,055
BAT International Finance, 1.668%, 3/25/26  7,140 7,029
BAT International Finance, 4.448%, 3/16/28  13,155 13,207
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,177
Bunge Finance, 2.00%, 4/21/26  1,515 1,492
Bunge Finance, 4.90%, 4/21/27  7,230 7,296
Cardinal Health, 4.50%, 9/15/30  4,990 4,995
Cencora , 3.45%, 12/15/27  1,454 1,431
Cencora , 4.625%, 12/15/27  3,970 4,012
Cencora , 4.85%, 12/15/29  2,125 2,173
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,052
Conagra Brands, 5.00%, 8/1/30  1,990 2,008
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,566
CVS Health, 1.30%, 8/21/27  13,114 12,381
CVS Health, 2.875%, 6/1/26  4,883 4,817
CVS Health, 3.00%, 8/15/26  2,945 2,905
CVS Health, 4.30%, 3/25/28  4,105 4,107
CVS Health, 5.00%, 2/20/26  13,414 13,433
EMD Finance, 4.125%, 8/15/28 (1) 12,285 12,287
HCA, 3.125%, 3/15/27  7,560 7,430
HCA, 5.625%, 9/1/28 (6) 9,032 9,319
HCA, 5.875%, 2/15/26  5,890 5,882
Heineken, 3.50%, 1/29/28 (1) 24,087 23,763
Icon Investments Six, 5.809%, 5/8/27  10,405 10,603
Imperial Brands Finance, 4.50%, 6/30/28 (1) 5,070 5,102
Imperial Brands Finance, 6.125%, 7/27/27 (1) 6,550 6,765

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
IQVIA, 6.25%, 2/1/29  3,065 3,223
Japan Tobacco, 4.85%, 5/15/28 (1) 10,295 10,467
Kroger, 3.70%, 8/1/27  1,206 1,197
Mars, 4.55%, 4/20/28 (1) 9,340 9,448
Mars, 4.60%, 3/1/28 (1) 6,720 6,803
Mattel, 3.375%, 4/1/26 (1) 7,967 7,881
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,542
Pernod Ricard, 3.25%, 6/8/26 (1) 8,525 8,452
Philip Morris International, 5.125%, 11/17/27  1,948 1,988
Solventum , 5.45%, 2/25/27  11,990 12,232
Stryker, 4.70%, 2/10/28  7,620 7,732
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,709
Viatris , 2.30%, 6/22/27  5,092 4,881
Zoetis, 3.00%, 9/12/27  7,355 7,206
271,048
Energy  4.0%
BP Capital Markets, 3.723%, 11/28/28  5,544 5,482
BP Capital Markets America, 4.234%, 11/6/28  3,769 3,785
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,242
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,487 6,547
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,073
Diamondback Energy, 5.20%, 4/18/27  5,417 5,498
Enbridge, 4.60%, 6/20/28  2,140 2,163
Enbridge, 5.90%, 11/15/26  2,765 2,815
Enbridge, 6.00%, 11/15/28  2,270 2,386
Energy Transfer, 5.25%, 7/1/29  3,905 4,021
Energy Transfer, 6.05%, 12/1/26  10,455 10,658
EQT, 3.125%, 5/15/26 (1) 1,885 1,860
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,103
HF Sinclair, 5.75%, 1/15/31  6,910 7,130
Kinder Morgan, 5.15%, 6/1/30  5,490 5,641
MPLX, 4.80%, 2/15/31  17,760 17,730
Occidental Petroleum, 5.00%, 8/1/27  2,039 2,058
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,836
ONEOK, 4.25%, 9/24/27  9,355 9,362
ONEOK, 4.85%, 7/15/26  11,352 11,396
ONEOK, 5.55%, 11/1/26  4,840 4,899
Ovintiv , 5.375%, 1/1/26 (6) 2,500 2,500
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,930
Sabine Pass Liquefaction, 5.875%, 6/30/26  3,887 3,901
Schlumberger Holdings, 3.90%, 5/17/28 (1) 8,758 8,725
Schlumberger Investment, 4.50%, 5/15/28  4,853 4,892
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  6,646 6,703

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources, 5.20%, 7/1/27  2,155 2,191
Tengizchevroil Finance International, 4.00%, 8/15/26  9,400 9,338
Valero Energy, 5.15%, 2/15/30  2,150 2,216
Williams, 4.625%, 6/30/30  6,535 6,556
Williams, 4.80%, 11/15/29  4,020 4,088
Williams, 5.40%, 3/2/26  11,725 11,772
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,662
183,159
Industrial Other  0.3%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 11,780 11,518
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(6) 1,280 1,248
12,766
Technology  3.9%
Atlassian , 5.25%, 5/15/29  2,605 2,680
Dell International, 4.75%, 4/1/28  6,465 6,556
Fiserv, 4.20%, 10/1/28  4,348 4,340
Fiserv, 4.55%, 2/15/31  3,490 3,496
Fiserv, 5.15%, 3/15/27  5,895 5,967
Fortinet, 1.00%, 3/15/26  8,090 7,931
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,329
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,134
Intel, 3.15%, 5/11/27  2,223 2,180
Intel, 3.75%, 8/5/27  3,890 3,845
Intel, 4.00%, 8/5/29  4,290 4,224
Intel, 4.875%, 2/10/28  1,326 1,341
International Business Machines, 4.65%, 2/10/28  16,424 16,661
Keysight Technologies, 5.35%, 7/30/30  5,450 5,656
Marvell Technology, 1.65%, 4/15/26 (6) 3,000 2,944
Marvell Technology, 4.75%, 7/15/30  1,905 1,923
Marvell Technology, 4.875%, 6/22/28  9,338 9,470
Micron Technology, 5.375%, 4/15/28 (6) 12,995 13,379
NXP, 3.15%, 5/1/27  1,235 1,214
NXP, 3.875%, 6/18/26  4,939 4,915
NXP, 4.30%, 8/19/28  2,250 2,251
NXP, 4.30%, 6/18/29  5,609 5,598
NXP, 4.40%, 6/1/27  1,040 1,042
NXP, 5.35%, 3/1/26  915 917
Oracle, 1.65%, 3/25/26  12,195 12,012
Paychex, 5.10%, 4/15/30  7,461 7,672
S&P Global, 2.45%, 3/1/27  11,400 11,136
Synopsys, 4.65%, 4/1/28  12,370 12,537
Verisk Analytics, 4.50%, 8/15/30  6,685 6,713
Western Union, 1.35%, 3/15/26  16,695 16,399

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Workday, 3.50%, 4/1/27  3,450 3,412
182,874
Transportation  1.3%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  1,939 1,931
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,522
Delta Air Lines, 4.95%, 7/10/28  4,275 4,320
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,531
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,378
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,993
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,545
HPHT Finance, 1.50%, 9/17/26  6,650 6,458
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,164
Penske Truck Leasing, 3.40%, 11/15/26 (1) 2,240 2,213
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,158
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,902
Sydney Airport Finance, 3.625%, 4/28/26 (1) 1,351 1,344
59,459
Total Industrial 1,247,268
UTILITY  2.9%
Electric  2.4%
AES, 1.375%, 1/15/26  9,631 9,506
American Electric Power, 5.20%, 1/15/29  8,040 8,287
Appalachian Power, Series X, 3.30%, 6/1/27  10,397 10,257
Constellation Energy Generation, 5.60%, 3/1/28  3,910 4,056
DTE Energy, 4.95%, 7/1/27  3,625 3,670
DTE Energy, 5.20%, 4/1/30  4,880 5,020
Duke Energy, 4.30%, 3/15/28  3,243 3,261
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,368
Enel Finance International, 7.05%, 10/14/25 (1) 2,880 2,887
Exelon, 5.15%, 3/15/29  2,470 2,541
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 8,000
FirstEnergy Transmission, 4.55%, 1/15/30 (6) 1,855 1,868
National Rural Utilities Cooperative Finance, 5.10%, 5/6/27  3,761 3,823
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,847
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,575 1,587
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,175
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,085 4,106
NRG Energy, 2.00%, 12/2/25 (1) 3,140 3,108
Pacific Gas & Electric, 3.15%, 1/1/26  3,350 3,330
Public Service Enterprise Group, 4.90%, 3/15/30  8,275 8,449
Southern, 5.113%, 8/1/27  4,238 4,316
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 1,195 1,224

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.05%, 12/30/26 (1) 3,002 3,026
112,712
Natural Gas  0.5%
APA Infrastructure, 4.25%, 7/15/27 (1) 11,219 11,209
NiSource, 5.25%, 3/30/28  1,560 1,601
Sempra, 5.40%, 8/1/26  2,840 2,863
Southern California Gas, 2.95%, 4/15/27  5,420 5,325
20,998
Total Utility 133,710
Total Corporate Bonds
(Cost $1,905,063) 1,923,598
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.3%
Government Sponsored  0.3%
EQUATE Petrochemical, 4.25%, 11/3/26  12,000 11,961
11,961
Owned No Guarantee  1.7%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,570
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,488
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,258
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,814
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,432
Ma'aden Sukuk , 5.25%, 2/13/30 (1) 8,290 8,525
Ma'aden Sukuk , 5.25%, 2/13/30  813 836
NBN, 1.45%, 5/5/26 (1) 15,195 14,912
Tenaga Nasional, 7.50%, 11/1/25  8,850 8,892
80,727
Sovereign  0.3%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 8,100 8,225
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,436
13,661
Total Foreign Government Obligations & Municipalities
(Cost $105,696) 106,349
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.8%
Collateralized Mortgage Obligations  4.5%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 3,048 2,659
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 2,974 2,567

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 859 745
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 11,571 11,679
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $5,448 (3)(4) 5,448 5,475
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,718 1,583
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,204 2,775
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 87 86
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,883 1,640
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 6,202 6,241
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 6,068 6,122
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 2,505 2,536
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 4,905 4,946
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.45%, 1/25/45 (1) 4,300 4,303
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.798%, 3/25/45 (1) 2,122 2,139
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
5.548%, 7/25/45 (1) 3,826 3,836
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 4,152 4,149
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,285 1,146
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 5,183 5,162
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 2,914 2,908
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP, 5.81%, 11/25/69 (1) 9,305 9,395
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 2,314 2,326
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 266 253

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,803 1,520
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.287%, 3/25/50 (1) 1,345 1,288
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.848%, 5/25/47 (1) 38 38
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 287 262
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 267 254
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,648
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,774
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 3,778 3,802
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.133%, 7/25/44 (1) 56 56
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 3,032 3,051
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.22%, 8/25/70 (1) 7,074 7,093
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,755 2,375
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 7,790 7,759
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.267%, 8/25/50 (1) 556 525
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 914 823
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 6,465 6,529
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 3,730 3,730
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 557 540
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,237 1,102
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 637 642
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,422 3,450
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP, 5.603%, 7/25/65 (1) 6,913 6,966

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
5.667%, 6/25/59 (1) 107 106
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
5.337%, 10/25/59 (1) 378 378
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
5.387%, 2/25/60 (1) 222 220
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 319 279
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 530 478
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,372 2,049
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 631 638
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 3,975 3,975
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
5.493%, 7/27/65 (1) 2,075 2,075
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 6,666 6,718
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,750 1,766
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 228 214
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 597 560
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 14 14
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 706 697
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 2,055 1,963
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 1,183 1,111
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 6,459 5,754
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.998%, 1/25/34 (1) 1,122 1,126
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
7.298%, 6/25/42 (1) 3,693 3,767

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
6.198%, 11/25/43 (1) 1,795 1,815
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.298%, 1/25/45 (1) 1,509 1,509
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,161 1,047
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 686 616
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,627 1,454
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 296 285
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,641 1,528
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP, 4.91%, 6/25/67 (1) 3,885 3,894
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 509 510
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 1,910 1,931
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 3,820 3,877
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 778 786
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 2,613 2,639
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 5.536%,
8/25/70 (1) 5,410 5,402
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 399 385
209,464
Commercial Mortgage-Backed Securities  3.1%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.628%,
4/15/34 (1) 2,610 2,532
BANK
Series 2019-BN19, Class A1, 2.263%, 8/15/61  279 264
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  968 993
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,992
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  6,435 6,782

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,855
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  3,694 3,728
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,395
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  830 834
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,348 2,392
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,776
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,839 1,859
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 5.628%,
9/15/38 (1) 6,525 6,521
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 6.005%,
12/15/39 (1) 3,622 3,632
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.004%,
5/15/41 (1) 4,749 4,761
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.204%,
5/15/41 (1) 4,665 4,677
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 6.156%,
1/15/42 (1) 2,275 2,274
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.755%,
1/15/42 (1) 5,925 5,877
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 5.757%,
6/15/36 (1) 3,785 3,781
BX Trust
Series 2025-GW, Class A, ARM, 1M TSFR + 1.60%, 5.963%,
7/15/42 (1) 1,415 1,419
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 5,365 5,436
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 4.017%, 2/10/47  3,210 3,141
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM, 4.572%, 8/10/47 (1) 96 94
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.304%,
5/15/37 (1) 5,885 5,894

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.205%,
9/15/41 (1) 3,055 3,059
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,731
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.955%,
5/15/41 (1) 6,250 6,216
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.578%,
4/15/38 (1) 8,836 8,847
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1, 4.609%, 8/15/58  1,265 1,270
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 9,590 8,705
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 5.427%,
3/15/36 (1) 11,219 10,928
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 5.577%,
3/15/36 (1) 6,005 5,822
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.104%,
5/15/39 (1) 4,880 4,874
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 6.454%,
6/15/39 (1) 6,490 6,482
144,843
Residential Mortgage  0.2%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM, 4.00%, 10/1/34 (1) 5,327 5,303
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 224 221
5,524
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $366,590) 359,831
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.7%
U.S. Government Agency Obligations  6.2%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,088 2,868
5.50%, 10/1/38  16 17
6.00%, 9/1/34 - 9/1/35  251 260
7.00%, 3/1/39  359 378

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.50%, 6/1/38  305 320
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.719%, 10/1/33  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  47 49
RFUCCT1Y + 1.625%, 6.292%, 6/1/38  16 17
RFUCCT1Y + 1.625%, 6.477%, 6/1/38  81 82
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  27 27
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  50 51
RFUCCT1Y + 1.733%, 6.733%, 2/1/37  18 19
RFUCCT1Y + 1.769%, 6.632%, 5/1/38  51 52
RFUCCT1Y + 1.775%, 6.688%, 5/1/37  15 15
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  18 18
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  27 28
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  10 10
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  1 1
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  28 28
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  13 13
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  114 118
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  7,177 6,049
3.00%, 11/1/34 - 6/1/52  9,602 8,387
4.00%, 12/1/49 - 2/1/50  1,697 1,612
4.50%, 5/1/50 - 2/1/53  20,748 20,069
5.00%, 12/1/41  1,336 1,361
5.50%, 8/1/53 - 7/1/55  15,326 15,499
6.00%, 9/1/53 - 5/1/55  24,448 25,051
6.50%, 9/1/54 - 6/1/55  10,091 10,489
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,806 3,872
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.31%, 7/1/27  — —
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  19 20
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  17 17
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  41 42
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  2 2
RFUCCT1Y + 1.684%, 6.446%, 7/1/34  2 2
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  18 18
RFUCCT1Y + 1.715%, 6.715%, 10/1/32  11 11
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  10 10

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  26 26
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  58 59
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  48 50
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  10 10
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  5 6
RFUCCT1Y + 1.906%, 6.906%, 5/1/38  64 66
RFUCCT6M + 1.372%, 6.001%, 10/1/33  148 151
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,221 1,781
2.50%, 1/1/52 - 1/1/54  10,835 9,057
3.00%, 9/1/28 - 2/1/35  3,189 3,102
3.50%, 12/1/45 - 1/1/52  9,938 9,077
4.00%, 1/1/47 - 9/1/52  15,255 14,296
4.50%, 5/1/41 - 11/1/52  15,732 15,352
5.00%, 6/1/35 - 9/1/54  39,147 38,860
5.50%, 7/1/34 - 10/1/54  26,466 26,905
6.00%, 3/1/34 - 6/1/54  11,389 11,842
6.50%, 7/1/32 - 6/1/55  57,234 59,331
286,876
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
2.00%, 3/20/52  459 376
3.00%, 9/20/47  5,579 5,000
3.50%, 8/20/44 - 7/20/52  11,403 10,436
4.00%, 9/20/45 - 10/20/52  4,078 3,847
5.00%, 12/20/34 - 5/20/48  4,794 4,860
5.50%, 9/15/45 - 2/20/49  1,936 2,007
6.00%, 7/15/36  899 944
Government National Mortgage Assn., TBA (7)
5.00%, 9/20/54  8,170 8,087
5.50%, 9/20/55  12,345 12,436
6.50%, 9/20/55  22,765 23,422
71,415
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $364,493) 358,291
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  18.3%
U.S. Treasury Obligations  18.3%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  35,146 35,876
U.S. Treasury Notes, 3.625%, 8/31/27  277,005 277,059

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.75%, 4/30/27  35,120 35,159
U.S. Treasury Notes, 3.875%, 3/31/27 (8) 156,980 157,397
U.S. Treasury Notes, 3.875%, 5/31/27  21,005 21,076
U.S. Treasury Notes, 3.875%, 7/31/27 (6) 58,375 58,621
U.S. Treasury Notes, 3.875%, 7/15/28  133,130 134,170
U.S. Treasury Notes, 4.125%, 1/31/27  87,580 88,015
U.S. Treasury Notes, 4.125%, 2/28/27  40,515 40,746
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $844,739) 848,119
SHORT-TERM INVESTMENTS  4.4%
Commercial Paper  1.5%
4(2)  1.5%(9)
Bacardi-Martini B.V., 5.244%, 9/11/25  12,525 12,503
Brunswick, 5.105%, 9/4/25  12,740 12,730
Canadian Natural Resources, 4.83%, 9/25/25  11,590 11,549
FMC, 5.428%, 9/18/25  12,720 12,683
Harley-Davidson Financial Services, 5.069%, 10/17/25  12,690 12,609
HCA, 5.076%, 9/9/25  7,535 7,524
69,598
Money Market Funds  2.9%
T. Rowe Price Government Reserve Fund, 4.37% (10)(11) 136,998 136,998
136,998
Total Short-Term Investments
(Cost $206,619) 206,596

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.37% (10)(11) 43,949 43,949
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 43,949
Total Securities Lending Collateral
(Cost $43,949) 43,949
Total Investments in Securities 102.6%
(Cost $4,747,926) $ 4,763,482
Other Assets Less Liabilities (2.6)% (119,496)
Net Assets 100.0% $ 4,643,986
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,771,322 and represents 38.1% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $13,218 and represents 0.3% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at August 31, 2025.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $43,945 and represents 0.9% of net assets.
(8) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $69,598 and represents 1.5% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,496 U.S. Treasury Notes five year
contracts 12/25 (163,765) $ (410)
Short, 1,125 U.S. Treasury Notes ten year
contracts 12/25 (126,563) (573)
Long, 6,321 U.S. Treasury Notes two year
contracts 12/25 1,318,175 1,592
Short, 303 Ultra U.S. Treasury Bonds contracts 12/25 (35,318) 162
Short, 402 Ultra U.S. Treasury Notes ten year
contracts 12/25 (45,991) (180)
Net payments (receipts) of variation margin to date 54
Variation margin receivable (payable) on open futures contracts $ 645

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 747++
Totals $ —# $ — $ 747+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 92,075  ¤  ¤ $ 180,947
Total $ 180,947^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $747 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $180,947.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Short-Term Bond Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,236,357 $ — $ 3,236,357
Asset-Backed Securities — 909,006 7,743 916,749
Non-U.S. Government
Mortgage-Backed Securities — 354,356 5,475 359,831
Short-Term Investments 136,998 69,598 — 206,596
Securities Lending Collateral 43,949 — — 43,949
Total Securities 180,947 4,569,317 13,218 4,763,482
Futures Contracts* 1,754 — — 1,754
Total $ 182,701 $ 4,569,317 $ 13,218 $ 4,765,236
Liabilities
Futures Contracts* $ 1,163 $ — $ — $ 1,163
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F55-054Q1 08/25